------------------
 ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

Prime
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

ADMINISTRATIVE CLASS

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Prime Money Market Mutual Fund -- Administrative Class                       3

  Treasury Money Market Mutual Fund -- Administrative Class                    3

PORTFOLIOS OF INVESTMENTS

  Prime Money Market Mutual Fund                                               5

  Treasury Money Market Mutual Fund                                            8

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         10

  Statement of Operations                                                     11

  Statements of Changes in Net Assets                                         12

  Financial Highlights                                                        14

  Notes to Financial Statements                                               20

  Independent Auditors' Report                                                29

PROXY VOTING RESULTS                                                          31

LIST OF ABBREVIATIONS                                                         33
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
PRIME MONEY MARKET MUTUAL FUND -- ADMINISTRATIVE CLASS
TREASURY MONEY MARKET MUTUAL FUND -- ADMINISTRATIVE CLASS

WHAT WERE THE SEVEN-DAY YIELDS AS OF MARCH 31, 1998?

The seven-day yield for the Prime Money Market Mutual Fund -- Administrative Class was 5.39% as of March 31, 1998. The seven-day yield for the Treasury Money Market Mutual Fund -- Administrative Class was 5.18%.

WHAT WERE SOME OF THE IMPORTANT FACTORS SHAPING RETURNS?

One key factor was the positive economy -- low inflation, plentiful jobs, and good wage growth. Prior to the beginning of the period, the Federal Reserve Board saw signs of inflationary pressure building and raised the federal funds target rate to relieve this pressure. Taxable money market rates are very sensitive to Fed policy. Securities which mature in one year or less tend to react to and anticipate Fed policy. Longer-term securities, on the other hand, tend to be influenced by inflation expectations. The only really negative news was the Asian currency crisis, and any long-term effects it may have remain to be seen.

HOW DID ASIA AFFECT THE MONEY MARKET?

Foreign central banks, mainly in Asia, initially sold their short-term Treasury holdings in order to create the liquidity they desperately needed. That had an initial negative impact on our market in terms of rates rising because of excess supply. Foreign bank selling has settled down, but we are still seeing the effect in terms of reduced demand for exports by those countries. It is possible that this could have a slight cooling effect on domestic economic growth and may keep rates low. In combination, these factors could have a big effect on our market.

We have foreign exposure in U.S. dollar denominated instruments, but no foreign currency exposure. We have an approved list of foreign issuers that is constantly monitored by the credit group within Wells Capital Management. We monitor all the names on the list, including banks, commercial issuers, finance companies and insurers. Outside ratings are taken into consideration, but we also assign our own ratings internally. We conduct our own independent research and arrive at our own assessment. Our credit group also puts maturity restrictions on certain foreign issuers if they believe it is warranted.

THE YIELD CURVE, WHICH ILLUSTRATES THE YIELDS FOR VARYING MATURITY LENGTHS, HAS BEEN RELATIVELY FLAT. DOES THAT OFFER SOME CHALLENGES?

Yes, it does. We buy securities with maturities as long as a year. But during the period, three, six, nine and twelve month securities traded at a very narrow

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS
spread. We were not getting rewarded for extending maturity towards the long end; at least not as much as we might have with a steeper curve. To get extra yield, we have used repurchase agreements. They are very liquid and offer good yield on an overnight investment.

WHAT DO YOU EXPECT THE FEDERAL RESERVE'S NEXT ACTION TO BE?

We believe that the Fed is going to leave rates unchanged for awhile. We made a strategy shift in early January and extended maturities slightly longer than our benchmarks. The benchmark averages were 50 to 55 days; we extended ours to 60 to 70 days because we felt there was a sentiment change in the market. The market sentiment shifted so that most people no longer expected the Fed to raise rates and we wanted to lock in some yields.

WHAT TYPES OF INSTRUMENTS DO YOU BUY FOR THE PRIME MONEY MARKET MUTUAL FUND?

Commercial paper is the core investment, ranging from 40 to 50 percent of the portfolio. It has a liquid market and ample supply is always available. Another security we bought, particularly in the fourth quarter of 1997, was floating-rate bonds based on three-month Treasury bills. These reset each week based on the Treasury bill auction. We tend to have about 10% to 20% of the portfolio in these or similar securities.

EXPLAIN HOW YOU USE REPURCHASE AGREEMENTS IN THE TREASURY MONEY MARKET MUTUAL FUNDS.

Repurchase agreements add yield while maintaining high quality. All the repurchase agreements in our Funds are backed by Treasury Securities by a margin of 2%, so for every dollar we put into a repurchase agreement, we have collateral of $1.02.

IS THE CURRENT ENVIRONMENT OF LOW INFLATION, GOOD ECONOMIC GROWTH AND A FLATTENING YIELD CURVE ATYPICAL?

This is a highly unusual period, one which we likely have not seen since the early sixties. The one wild card is Asia. It's widely thought that we have not seen the full effects of the current Asian crisis, but the implications are that it will not have a lasting negative effect on this environment. If Asia continues to be weak or even if the problems accelerate, it is likely that our economy is strong enough to continue to perform well.

IS THERE ANYTHING YOU WOULD LIKE SHAREHOLDERS TO UNDERSTAND ABOUT THE FUNDS?

This environment is a challenge. Often managers are tempted to increase yield by taking on a little more risk. We resist the temptation because our first commitment is to quality and risk reduction. We monitor the portfolios each day and run scenarios to see if changes in rates and cash flow might cause the portfolio to become overextended. It is an active and ongoing process.

---------------------
4

                                                  PRIME MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 13.55%
$25,000,000  Abbey National North America                         5.55 %        01/26/99   $   24,988,007
 29,000,000  Bankers Trust                                        5.98          08/12/98       29,020,922
 25,000,000  Bayerische Landesbank                                5.78          07/27/98       24,992,274
 45,000,000  Caisse Nationale De Credit                           5.86          08/11/98       44,990,708
 50,000,000  CC USA Inc++                                         6.18          05/26/98       50,000,000
 35,000,000  Commercial Bank of Detroit                           6.18          05/27/98       34,991,600
 30,000,000  Dresdner Bank                                        5.95          10/20/98       30,003,155
 35,000,000  JP Morgan Corp                                       5.80          07/28/98       34,986,599
 50,000,000  Societe Generale (Yankee)                            5.60          01/13/99       49,985,613
 35,000,000  Swiss Bank                                           5.64          03/12/99       34,978,194
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  358,937,072
             (Cost $358,937,072)

             COMMERCIAL PAPER - 45.81%
$30,000,000  Bankers Trust                                        5.38 %(F)     09/11/98   $   29,262,425
 50,000,000  Bankers Trust                                        5.63 (F)      05/13/98       49,671,583
 25,000,000  BTR Dunlop Finance Inc                               5.38 (F)      08/13/98       24,499,361
 50,000,000  Caisee National De Credit Agricole                   5.94 (F)      06/23/98       49,971,328
 40,000,000  Corporate Asset Funding Co Inc                       5.56 (F)      05/04/98       39,796,133
 25,000,000  Corporate Receivables Corp++                         5.48 (F)      04/28/98       24,897,250
 50,000,000  Corporate Securitization Co                          5.48 (F)      04/16/98       49,885,833
 45,900,000  Corporate Securitization Co                          5.56 (F)      04/07/98       45,857,466
 46,000,000  Cregem North America                                 5.39 (F)      08/20/98       45,030,703
 25,000,000  Falcon Asset Securitization Corp++                   5.49 (F)      04/03/98       24,992,375
 25,000,000  General Electric Capital Corp                        5.60 (F)      08/14/98       24,475,000
 50,000,000  General Electric Capital Corp                        5.62 (F)      08/17/98       48,970,750
 35,000,000  General Electric Capital Corp                        5.62 (F)      08/10/98       34,284,231
 35,000,000  General Motors Acceptance Corp                       5.53 (F)      04/22/98       34,887,096
 25,000,000  General Motors Acceptance Corp                       5.54 (F)      04/15/98       24,946,139
 50,000,000  Goldman Sachs & Co                                   5.52 (F)      05/06/98       49,731,667
 80,000,000  Greenwich Asset Funding Inc++                        5.54 (F)      05/05/98       79,581,422
 50,000,000  Merrill Lynch & Co                                   5.51 (F)      07/15/98       49,202,292
 25,000,000  Merrill Lynch & Co                                   5.55 (F)      04/23/98       24,915,208

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$45,000,000  Morgan Stanley Group Inc                             5.49 %(F)     04/21/98   $   44,862,750
 60,000,000  Morgan Stanley Group Inc                             5.69 (F)      04/17/98       59,848,267
 25,000,000  NationsBank                                          5.43 (F)      04/23/98       24,917,042
100,000,000  Prudential Funding Corp                              5.47 (F)      04/20/98       99,711,306
 20,000,000  Prudential Funding Corp                              5.55 (F)      04/07/98       19,981,500
 50,446,000  Receivables Capital Corp++                           5.53 (F)      05/06/98       50,174,783
 30,000,000  Receivables Capital Corp++                           5.55 (F)      04/14/98       29,939,875
 25,000,000  Sheffield Receivables Corp++                         5.55 (F)      04/28/98       24,895,938
 35,000,000  Sigma Finance Inc++                                  5.38 (F)      08/20/98       34,261,121
 17,000,000  WCP Funding Inc++                                    5.48 (F)      04/07/98       16,984,473
 53,936,000  Windmill Funding Corp++                              5.47 (F)      06/25/98       53,234,307
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $1,213,669,624
             (Cost $1,213,669,624)

             CORPORATE BONDS - 15.15%
$41,000,000  Australia & New Zealand Bank Group                   5.52 %        07/28/98   $   40,992,648
 50,000,000  CIT Group Holdings                                   5.57          01/27/99       49,960,000
 10,500,000  Comerica Bank                                        5.97          10/27/98       10,497,702
 25,000,000  Huntington National Bank                             5.77          12/09/98       24,996,375
 15,000,000  IBM Credit Corp                                      6.12          12/15/98       15,024,374
 25,000,000  IBM Credit Corp                                      5.77          11/16/98       25,000,000
 60,000,000  Morgan Stanley Corp Inc                              5.71          01/08/99       59,977,200
 40,000,000  NationsBank                                          5.83          12/22/98       39,976,000
 35,000,000  Sigma Finance Inc++                                  6.00          09/15/98       35,000,000
 50,000,000  Sigma Finance Inc++                                  5.75          10/15/98       50,000,000
 50,000,000  Societe Generale                                     5.65          08/03/98       49,980,590
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $  401,404,889
             (Cost $401,404,889)

------------------------
6

                                                  PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS - 10.94%
$30,000,000  American Express Co                                  5.79 %        12/21/98   $   30,000,000
 20,000,000  American Express Co                                  5.66          05/08/98       20,000,000
 20,000,000  Beta Finance Inc++                                   5.81          11/30/98       20,000,000
 45,000,000  FCC National Bank                                    5.60          06/11/98       44,965,242
 60,000,000  Ford Motor Corp                                      5.79          01/07/99       60,000,000
 50,000,000  Ford Motor Corp                                      5.70          12/23/98       49,985,500
 50,000,000  Key National Bank                                    5.78          12/15/98       49,995,200
 15,000,000  Morgan Guaranty Trust                                5.96          06/22/98       14,994,956
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  289,940,898
             (Cost $289,940,898)

             REPURCHASE AGREEMENTS - 14.19%
$270,904,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90 %        04/01/98   $  270,904,000
105,102,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      105,102,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  376,006,000
             (Cost $376,006,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,639,958,483)* (Note 1)                          99.64%               $2,639,958,483
              Other Assets and Liabilities, Net                         0.36%                    9,536,546
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,649,495,029
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 54.26%
             U.S. TREASURY BILLS - 23.13%
$50,000,000  U.S. Treasury Bills                                  5.16 %(F)     04/30/98   $   49,786,528
272,000,000  U.S. Treasury Bills                                  5.32 (F)      04/16/98      271,390,355
175,000,000  U.S. Treasury Bills                                  5.32 (F)      04/23/98      174,432,507
                                                                                           --------------
                                                                                           $  495,609,390

             U.S. TREASURY NOTES - 31.13%
$27,000,000  U.S. Treasury Notes                                  4.75 %        08/31/98   $   26,904,291
 81,470,000  U.S. Treasury Notes                                  5.13          04/30/98       81,409,642
 34,750,000  U.S. Treasury Notes                                  5.13          06/30/98       34,690,136
  8,500,000  U.S. Treasury Notes                                  5.88          04/30/98        8,502,407
 75,000,000  U.S. Treasury Notes                                  6.00          09/30/98       75,193,892
123,800,000  U.S. Treasury Notes                                  6.13          05/15/98      123,850,564
 75,520,000  U.S. Treasury Notes                                  6.13          08/31/98       75,637,808
 44,640,000  U.S. Treasury Notes                                  6.38          01/15/99       44,987,255
 14,340,000  U.S. Treasury Notes                                  7.13          10/15/98       14,448,818
 29,750,000  U.S. Treasury Notes                                  7.88          04/15/98       29,769,743
100,625,000  U.S. Treasury Notes                                  8.25          07/15/98      101,404,019
 49,775,000  U.S. Treasury Notes                                  6.25          03/31/99       50,142,657
                                                                                           --------------
                                                                                           $  666,941,232
             TOTAL U.S. TREASURY SECURITIES                                                $1,162,550,622
             (Cost $1,162,550,622)

------------------------
8

                                               TREASURY MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 45.73%
$64,665,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90          04/01/98   $   64,665,000
310,024,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.85          04/01/98      310,024,000
215,434,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      215,434,000
389,735,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.90          04/01/98      389,735,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  979,858,000
             (Cost $979,858,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,142,408,622)* (Note 1)                          99.99%               $2,142,408,622
              Other Assets and Liabilities, Net                         0.01%                      286,556
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,142,695,178
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                                      PRIME           TREASURY
                                               MONEY MARKET       MONEY MARKET
                                                MUTUAL FUND        MUTUAL FUND
------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $376,006,000 for the Prime Money
    Market Mutual Fund and $979,858,000
    for the Treasury Money Market Mutual
    Fund)                                    $2,639,958,483     $2,142,408,622
  Cash                                                1,230              2,857
Receivables:
  Interest                                       21,314,070          9,868,046
Organization expenses, net of
  amortization                                       34,145             63,038
Prepaid expenses                                     57,996             84,842
TOTAL ASSETS                                  2,661,365,924      2,152,427,405

LIABILITIES
Payables:
  Distribution to shareholders                   10,665,703          8,397,184
  Due to sponsor and distributor (Note
    2)                                              286,616            250,453
  Due to adviser (Note 2)                           757,682            920,731
  Other                                             160,894            163,859
TOTAL LIABILITIES                                11,870,895          9,732,227
TOTAL NET ASSETS
                                             $2,649,495,029     $2,142,695,178
NET ASSETS CONSIST OF:
  Paid-in capital                            $2,649,429,789     $2,142,662,386
  Undistributed net realized gain on
    investments                                      65,240             32,792
TOTAL NET ASSETS                             $2,649,495,029     $2,142,695,178

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $  592,316,876     $  381,593,557
Shares outstanding - Class A                    592,415,777        381,625,486
Net asset value and offering price per
  share - Class A                            $         1.00     $         1.00
Net assets - Administrative Class            $  600,974,628     $  176,942,422
Shares outstanding - Administrative
  Class                                         600,910,010        176,927,656
Net asset value and offering price per
  share - Administrative Class               $         1.00     $         1.00
Net assets - Class E                                    N/A     $  715,554,329
Shares outstanding - Class E                            N/A        715,543,643
Net asset value and offering price per
  share - Class E                                       N/A     $         1.00
Net assets - Institutional Class             $  802,510,816     $  501,493,743
Shares outstanding - Institutional Class        802,563,568        501,621,987
Net asset value and offering price per
  share - Institutional Class                $         1.00     $         1.00
Net assets - Service Class                   $  653,692,709     $  367,111,127
Shares outstanding - Service Class              653,788,414        367,119,468
Net asset value and offering price per
  share - Service Class                      $         1.00     $         1.00
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
10

                     STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 1998

                                                                  PRIME      TREASURY
                                                           MONEY MARKET  MONEY MARKET
                                                            MUTUAL FUND   MUTUAL FUND
-------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                 $ 95,926,455  $101,243,245
TOTAL INVESTMENT INCOME                                      95,926,455   101,243,245

EXPENSES (NOTE 2)
  Advisory fees                                               4,202,664     4,584,749
  Administration fees                                         1,047,654     1,133,896
  Custody fees                                                  280,730       306,262
  Shareholder servicing fees                                  2,433,830     3,397,289
  Portfolio accounting fees                                     384,510       430,278
  Transfer agency fees                                          853,431     1,014,143
  Distribution fees                                             174,857       961,527
  Organization costs                                             97,091       134,532
  Legal and audit fees                                           72,103        68,980
  Registration fees                                             264,729       285,055
  Directors' fees                                                 4,972         4,689
  Shareholder reports                                            80,089        37,494
  Other                                                          64,582        32,393
TOTAL EXPENSES                                                9,961,242    12,391,287
Less:
  Waived fees and reimbursed expenses                        (3,092,776)   (3,403,022)
Net Expenses                                                  6,868,466     8,988,265
NET INVESTMENT INCOME                                        89,057,989    92,254,980
  Net realized gain on sale of investments                      205,613       104,070
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                $ 89,263,602  $ 92,359,050
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      PRIME MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------
                                                     FOR THE
                                                  YEAR ENDED         FOR THE SIX             FOR THE
                                                   MARCH 31,        MONTHS ENDED          YEAR ENDED
                                                    1998 (1)      MARCH 31, 1997      SEPT. 30, 1996
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    89,057,989     $    38,285,335     $    70,756,951
  Net realized gain (loss) on sale of
    investments                                      205,613             (39,213)                  0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   89,263,602          38,246,122          70,756,951

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (17,766,272)         (7,008,067)        (14,569,914)
    ADMINISTRATIVE CLASS                         (11,412,448)(2)             N/A                 N/A
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                          (30,624,015)        (13,890,812)        (21,372,473)
    SERVICE CLASS                                (29,255,254)        (17,386,456)        (34,814,564)
  In excess of net investment income
    CLASS A                                                0                   0             (17,515)
    ADMINISTRATIVE CLASS                                   0(2)              N/A                 N/A
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                    0                   0             (29,352)
    SERVICE CLASS                                          0                   0             (56,259)
  From net realized gain on sale of
    investments
    CLASS A                                                0                   0                   0
    ADMINISTRATIVE CLASS                                   0(2)              N/A                 N/A
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                    0                   0                   0
    SERVICE CLASS                                          0                   0                   0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          2,095,338,042         332,738,149         831,565,415
  Reinvestment of dividends - Class A              3,165,358             240,495             916,433
  Cost of shares redeemed - Class A           (1,783,218,311)       (320,827,816)       (567,563,822)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           315,285,089          12,150,828         264,918,026
  Proceeds from shares sold -
    Administrative Class                       1,388,222,454(2)              N/A                 N/A
  Reinvestment of dividends -
    Administrative Class                           9,420,477(2)              N/A                 N/A
  Cost of shares redeemed -
    Administrative Class                        (796,735,143)(2)             N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS              600,907,788(2)              N/A                 N/A
  Proceeds from shares sold - Class E                    N/A                 N/A                 N/A
  Reinvestment of dividends - Class E                    N/A                 N/A                 N/A
  Cost of shares redeemed - Class E                      N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                   N/A                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                        2,512,557,623       1,593,666,413       5,079,644,286
  Reinvestment of dividends -
    Institutional Class                            8,027,719           1,847,923             176,187
  Cost of shares redeemed -
    Institutional Class                       (2,256,346,296)     (1,481,265,875)     (4,686,437,789)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               264,239,046         114,248,461         393,382,684
  Proceeds from shares sold - Service
    Class                                      2,169,506,716       1,211,666,872       2,007,890,215
  Reinvestment of dividends - Service
    Class                                          1,912,601              90,409             117,361
  Cost of shares redeemed - Service
    Class                                     (2,143,905,641)     (1,326,393,380)     (1,881,188,708)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                      27,513,676        (114,636,099)        126,818,868
INCREASE (DECREASE) IN NET ASSETS              1,208,151,212          11,723,977         785,016,452

NET ASSETS:
  Beginning net assets                         1,441,343,817       1,429,619,840         644,603,388
  ENDING NET ASSETS                          $ 2,649,495,029     $ 1,441,343,817     $ 1,429,619,840
----------------------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND. SEE NOTE 1.
(2)  THIS CLASS COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
12

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                   TREASURY MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------
                                                     FOR THE
                                                  YEAR ENDED         FOR THE SIX             FOR THE
                                                   MARCH 31,        MONTHS ENDED          YEAR ENDED
                                                    1998 (3)      MARCH 31, 1997      SEPT. 30, 1996
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    92,254,980     $    45,105,801     $    97,930,686
  Net realized gain (loss) on sale of
    investments                                      104,070               1,017              39,272
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   92,359,050          45,106,818          97,969,958

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (7,909,738)         (1,327,300)         (2,763,079)
    ADMINISTRATIVE CLASS                          (2,844,289)(2)             N/A                 N/A
    CLASS E                                      (35,555,799)           (905,615)                N/A
    INSTITUTIONAL CLASS                          (25,427,944)        (12,730,969)        (62,003,165)
    SERVICE CLASS                                (20,517,210)        (30,141,918)        (33,164,442)
  In excess of net investment income
    CLASS A                                                0                   0                (293)
    ADMINISTRATIVE CLASS                                   0(2)              N/A                 N/A
    CLASS E                                                0                   0                 N/A
    INSTITUTIONAL CLASS                                    0                   0             (14,701)
    SERVICE CLASS                                          0                   0              (4,695)
  From net realized gain on sale of
    investments
    CLASS A                                           (1,806)             (1,075)                  0
    ADMINISTRATIVE CLASS                                   0(2)              N/A                 N/A
    CLASS E                                          (30,443)                  0                 N/A
    INSTITUTIONAL CLASS                              (24,671)            (12,378)                  0
    SERVICE CLASS                                    (15,375)            (25,819)                  0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          1,005,876,144         101,803,141         265,329,368
  Reinvestment of dividends - Class A              1,522,843             117,496             303,969
  Cost of shares redeemed - Class A             (692,285,990)        (89,139,342)       (211,928,115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           315,112,997          12,781,295          53,705,222
  Proceeds from shares sold -
    Administrative Class                         267,085,382(2)              N/A                 N/A
  Reinvestment of dividends -
    Administrative Class                           2,351,192(2)              N/A                 N/A
  Cost of shares redeemed -
    Administrative Class                         (92,509,640)(2)             N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS              176,926,934(2)              N/A                 N/A
  Proceeds from shares sold - Class E          1,732,685,997         892,833,080                 N/A
  Reinvestment of dividends - Class E                      0                   0                 N/A
  Cost of shares redeemed - Class E           (1,837,801,845)        (72,176,053)                N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                          (105,115,848)        820,657,027                 N/A
  Proceeds from shares sold -
    Institutional Class                        1,810,109,209         998,327,768       4,920,884,222
  Reinvestment of dividends -
    Institutional Class                            3,525,822             978,929           1,018,863
  Cost of shares redeemed -
    Institutional Class                       (1,761,790,304)     (1,090,336,130)     (4,417,665,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                51,844,727         (91,029,433)        504,237,888
  Proceeds from shares sold - Service
    Class                                      2,944,938,309       2,043,006,993       3,893,787,080
  Reinvestment of dividends - Service
    Class                                          1,738,759             348,407             227,942
  Cost of shares redeemed - Service
    Class                                     (3,062,973,983)     (2,900,254,375)     (3,555,407,931)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                    (116,296,915)       (856,898,975)        338,607,091
INCREASE (DECREASE) IN NET ASSETS                322,503,670        (114,528,342)        896,569,784

NET ASSETS:
  Beginning net assets                         1,820,191,508       1,934,719,850       1,038,150,066
  ENDING NET ASSETS                          $ 2,142,695,178     $ 1,820,191,508     $ 1,934,719,850
----------------------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND. SEE NOTE 1.
(2)  THIS CLASS COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                          PRIME MONEY MARKET MUTUAL FUND (1)
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                                      SIX MONTHS
                                                          YEAR ENDED       ENDED  YEAR ENDED
                                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                                1998    1997 (2)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.05        0.02        0.05
  Net realized gain (loss) on investments                       0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.05)      (0.02)      (0.05)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.05)      (0.02)      (0.05)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  5.24%       2.49%       5.09%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $592,317    $277,044    $264,900
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.61%       0.55%       0.55%
  Ratio of net investment income to average net assets         5.11%       4.95%       5.06%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.83%       0.75%       0.68%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 4.89%       4.75%       4.93%
--------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
The accompanying notes are an integral part of these financial statements.

---------------------
14

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  PRIME MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------------------------------------
                                  ADMIN.
                                   CLASS                             INSTITUTIONAL CLASS                       SERVICE CLASS
                              ----------  ----------------------------------------------  ----------------------------------
                                  PERIOD              SIX MONTHS                  PERIOD              SIX MONTHS
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                1998 (4)        1998    1997 (2)        1996    1995 (5)        1998    1997 (2)        1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.02        0.05        0.03        0.05        0.01        0.05        0.03        0.05
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.03        0.05        0.01        0.05        0.03        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.03)      (0.05)      (0.01)      (0.05)      (0.03)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.03)      (0.05)      (0.01)      (0.05)      (0.03)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      1.57%       5.58%       2.64%       5.39%       5.65%       5.37%       2.54%       5.19%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $600,975    $802,511    $538,195    $423,959     $30,606    $653,693    $626,105    $740,760
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.40%       0.25%       0.25%       0.25%       0.26%       0.45%       0.45%       0.45%
  Ratio of net investment
    income to average net
    assets                         5.34%       5.46%       5.25%       5.33%       5.67%       5.24%       5.04%       5.14%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.55%       0.41%       0.38%       0.60%       0.69%       0.65%       0.60%       0.62%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.19%       5.30%       5.12%       4.98%       5.24%       5.04%       4.89%       4.97%
----------------------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          PRIME MONEY MARKET
                                                                     MUTUAL FUND (1) (CONT.)
                                                          ----------------------------------
                                                                       SERVICE CLASS (CONT.)
                                                          ----------------------------------
                                                                      SIX MONTHS
                                                          YEAR ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   SEPT. 30,   MARCH 31,
                                                                1995    1994 (2)        1994
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.05        0.02        0.03
  Net realized gain (loss) on investments                       0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.05        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.05)      (0.02)      (0.03)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.05)      (0.02)      (0.03)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  5.60%       3.71%**      3.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $614,101    $565,305    $527,599
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.41%       0.41%       0.41%
  Ratio of net investment income to average net assets         5.47%       3.67%       2.96%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.68%       0.89%       0.89%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 5.20%       3.19%       2.48%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(7)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
The accompanying notes are an integral part of these financial statements.

---------------------
16

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                  TREASURY MONEY MARKET
                                                                                                        MUTUAL FUND (3)
                                ---------------------------------------------------------------------------------------
                                                            CLASS A       ADMIN.                              INSTITUTIONAL
                                -----------------------------------        CLASS                   CLASS E        CLASS
                                                   SIX                 ---------    ----------------------    ---------
                                     YEAR       MONTHS         YEAR       PERIOD         YEAR       PERIOD         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                MARCH 31,    MARCH 31,    SEPT. 30,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                     1998     1997 (4)     1996 (5)     1998 (6)         1998     1997 (7)         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $1.00        $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income              0.05         0.02         0.05         0.02         0.05         0.00         0.05
  Net realized gain (loss)
    on investments                   0.00         0.00         0.00         0.00         0.00         0.00         0.00
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.05         0.02         0.05         0.02         0.05         0.00         0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.05)       (0.02)       (0.05)       (0.02)       (0.05)        0.00        (0.05)
  Distributions from net
    realized gain                    0.00         0.00         0.00         0.00         0.00         0.00         0.00
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS            (0.05)       (0.02)       (0.05)       (0.02)       (0.05)        0.00        (0.05)
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF
  PERIOD                            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------
TOTAL RETURN (NOT
  ANNUALIZED)                       5.06%        2.42%        4.95%        1.52%        4.99%        0.11%        5.41%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $381,594      $66,486      $53,706     $176,942     $715,554     $820,657     $501,494
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.62%        0.55%        0.55%        0.40%        0.65%        0.65%        0.25%
  Ratio of net investment
    income to average net
    assets                          4.93%        4.81%        4.96%        5.17%        4.87%        4.86%        5.28%
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.85%        0.75%        0.67%        0.56%        0.84%        0.88%        0.40%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                          4.70%        4.61%        4.84%        5.01%        4.68%        4.63%        5.13%
-----------------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(7)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       TREASURY MONEY MARKET
                                                                             MUTUAL FUND (1)
                                                          ----------------------------------
                                                                 INSTITUTIONAL CLASS (CONT.)
                                                          ----------------------------------
                                                          SIX MONTHS                  PERIOD
                                                               ENDED  YEAR ENDED       ENDED
                                                           MARCH 31,   SEPT. 30,   SEPT. 30,
                                                            1997 (2)        1996    1995 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.03        0.05        0.01
  Net realized gain (loss) on investments                       0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.03)      (0.05)      (0.01)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.03)      (0.05)      (0.01)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  2.58%       5.26%       5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $449,647    $540,689     $36,443
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.25%       0.25%       0.26%
  Ratio of net investment income to average net assets         5.11%       5.21%       5.42%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.39%       0.59%       0.69%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 4.97%       4.87%       4.99%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
18

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               TREASURY MONEY MARKET
                                                                             MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------------
                                                                                       SERVICE CLASS
                              ----------------------------------------------------------------------
                                          SIX MONTHS                          SIX MONTHS
                              YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,
                                    1998    1997 (2)        1996        1995    1994 (4)        1994
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.02        0.05        0.05        0.02        0.03
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.02        0.05        0.05        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.02)      (0.05)      (0.05)      (0.02)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.02)      (0.05)      (0.05)      (0.02)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.20%       2.47%       5.03%       5.42%       3.75%**      2.81%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $367,111    $483,401  $1,340,325  $1,001,707    $690,630    $654,950
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.45%       0.45%       0.42%       0.43%       0.43%
  Ratio of net investment
    income to average net
    assets                         5.07%       4.91%       4.98%       5.32%       3.72%       2.77%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.65%       0.61%       0.60%       0.66%       0.90%       0.90%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.87%       4.75%       4.83%       5.08%       3.25%       2.30%
----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the Prime Money Market Mutual and Treasury Money Market Mutual Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.

At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, Stagecoach Prime Money Market Mutual and Stagecoach Treasury Money Market Mutual Funds acquired all of the assets and assumed all of the liabilities of the Overland Money Market and Overland U.S. Treasury Money Market Funds, respectively. Shares issued by the Stagecoach Prime Money Market Mutual and Stagecoach Treasury Money Market Mutual Funds in exchange for shares of the Overland Money Market Fund and Overland U.S. Treasury Money Market Fund were 1,403,141,528 (valued at $1,403,123,759) and 560,525,071 (valued at
$560,521,708), respectively. At the date of the Consolidation, the components of net assets for each Overland and Stagecoach fund were as follows:

                                                                  OVERLAND   OVERLAND U.S. TREASURY
DECEMBER 12, 1997                                        MONEY MARKET FUND        MONEY MARKET FUND
---------------------------------------------------------------------------------------------------
Paid-in Capital                                    $         1,403,141,571  $           560,521,708
Undistributed Net Realized Gain (Loss)                             (17,812)                       0
                                                   -----------------------  -----------------------
Total Net Assets                                   $         1,403,123,759  $           560,521,708
                                                   -----------------------  -----------------------
                                                   -----------------------  -----------------------


                                                          STAGECOACH PRIME      STAGECOACH TREASURY
                                                       MONEY MARKET MUTUAL      MONEY MARKET MUTUAL
DECEMBER 12, 1997                                                     FUND                     FUND
---------------------------------------------------------------------------------------------------
Paid-in Capital                                    $         1,219,800,227  $         1,654,279,032
Undistributed Net Realized Gain (Loss)                             (14,666)                       0
                                                   -----------------------  -----------------------
Total Net Assets                                   $         1,219,785,561  $         1,654,279,032
                                                   -----------------------  -----------------------
                                                   -----------------------  -----------------------

---------------------
20

                                                   NOTES TO FINANCIAL STATEMENTS

The combined net assets immediately after the Consolidation were $2,622,909,320 for the Stagecoach Prime Money Market Mutual Fund and $2,214,800,740 for the Stagecoach Treasury Money Market Mutual Fund. All acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market Mutual and Treasury Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market and Treasury Money Market Funds, respectively (collectively, the "Predecessor Funds"). These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund. All performance and financial data for periods prior to September 6, 1996 refers to the Predecessor Funds.

Each of the Funds offers Class A, Administrative Class, Institutional Class, and Service Class Shares. The Treasury Money Market Mutual Fund also offers Class E shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes.

---------------------
22

                                                   NOTES TO FINANCIAL STATEMENTS
Accordingly, no provision for federal income taxes was required at March 31, 1998.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.25% of the average daily net assets of each Fund.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A and Service Class shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund, and 0.02% of the average daily net assets of the Administrative Class shares

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
and Institutional Class shares of the Funds. Prior to September 1, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Service Class shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund.

The transfer agency fees paid on behalf of the Funds for the year ended March 31, 1998, were as follows:

                                                    ADMINISTRATIVE            INSTITUTIONAL   SERVICE
FUND                                       CLASS A          CLASS*   CLASS E          CLASS     CLASS
-----------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund            $349,687  $       50,565       N/A  $     104,088  $349,091
Treasury Money Market Mutual Fund          159,995          11,006  $480,215         96,351   266,576

*  REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Funds. Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund.
The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1998, were as follows:

                                                    ADMINISTRATIVE                 SERVICE
FUND                                       CLASS A          CLASS*     CLASS E       CLASS
------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund            $996,870  $      320,205         N/A  $1,116,755
Treasury Money Market Mutual Fund          466,221          82,533  $2,037,737     810,798

*  REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

---------------------
24

                                                   NOTES TO FINANCIAL STATEMENTS

The Company has adopted separate Distribution Plans for Class A shares of the Funds and Class E shares of the Treasury Money Market Mutual Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Funds provides that each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.

Under the Plan for Class E shares of the Treasury Money Market Mutual Fund, the Fund may pay, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares. Prior to September 1, 1997, the Fund paid, for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to its Class E shares.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

For the year ended March 31, 1998, the Treasury Money Market Mutual Fund paid distribution fees of $79,998 and $881,529 for the Class A and Class E shares, respectively. Distribution fees for the Class A shares of the Prime Money Market Mutual Fund for the year ended March 31, 1998, are disclosed in the Statement of Operations.

The registration fees paid on behalf of the Funds for the year ended March 31, 1998, were as follows:

                                                   ADMINISTRATIVE           INSTITUTIONAL  SERVICE
FUND                                      CLASS A          CLASS*  CLASS E          CLASS    CLASS
--------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund            $61,386  $       31,206      N/A  $      88,630  $83,507
Treasury Money Market Mutual Fund          44,590          16,000  $68,794         66,740   88,931

*  REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1998, were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.55%, 0.25%, and 0.45% of the average daily net assets of the Class A, Institutional Class, and Service Class shares of each Fund, respectively, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 1,514,061 shares of the Prime Money Market Mutual Fund and 138,913 shares of the Treasury Money Market Mutual Fund.

---------------------
26

                                                   NOTES TO FINANCIAL STATEMENTS

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, each Fund was authorized to issue 5 billion shares of $0.001 par value capital stock for each class of shares, with the exception of the Administrative Class shares. Each Fund was authorized to issue 1 billion shares of $0.001 par value capital stock for the Administrative Class shares. Capital share transactions for the Funds were as follows:

                                                                    PRIME MONEY MARKET MUTUAL FUND
                                                   -----------------------------------------------
                                                           FOR THE
                                                        YEAR ENDED     FOR THE SIX         FOR THE
                                                         MARCH 31,    MONTHS ENDED      YEAR ENDED
                                                          1998 (1)  MARCH 31, 1997  SEPT. 30, 1996
--------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                            2,095,335,772      332,735,076     831,632,592
  Shares issued in reinvestment of dividends --
    Class A                                             3,165,358          240,495         916,433
  Shares redeemed -- Class A                       (1,783,218,311)    (320,827,816)   (567,563,822)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                              315,282,819       12,147,755     264,985,203
  Shares sold -- Administrative Class (2)           1,388,224,676              N/A             N/A
  Shares issued in reinvestment of dividends --
    Administrative Class (2)                            9,420,477              N/A             N/A
  Shares redeemed -- Administrative Class (2)        (796,735,143)             N/A             N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 ADMINISTRATIVE CLASS (2)                             600,910,010              N/A             N/A
  Shares sold -- Institutional Class                2,512,557,618    1,593,660,723   5,079,737,453
  Shares issued in reinvestment of dividends --
    Institutional Class                                 8,027,719        1,847,923         176,187
  Shares redeemed -- Institutional Class           (2,256,346,296)  (1,481,265,875) (4,686,437,789)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                  264,239,041      114,242,771     393,475,851
  Shares sold -- Service Class                      2,169,506,710    1,211,658,277   2,007,890,215
  Shares issued in reinvestment of dividends --
    Service Class                                       1,912,601           90,409         117,361
  Shares redeemed -- Service Class                 (2,143,905,641)  (1,326,393,380) (1,881,188,709)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 SERVICE CLASS                                         27,513,670     (114,644,694)    126,818,867

(1) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH PRIME MONEY MARKET MUTUAL AND OVERLAND MONEY MARKET FUNDS. SEE
     NOTE 1.

(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                                                  TREASURY MONEY MARKET MUTUAL FUND
                                                    -----------------------------------------------
                                                           FOR THE
                                                        YEAR ENDED     FOR THE SIX          FOR THE
                                                         MARCH 31,    MONTHS ENDED       YEAR ENDED
                                                          1998 (3)  MARCH 31, 1997   SEPT. 30, 1996
---------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                            1,005,879,507      101,803,385      265,329,368
  Shares issued in reinvestment of dividends --
    Class A                                             1,522,843          117,496          303,969
  Shares redeemed -- Class A                         (692,284,609 )    (89,139,342)    (211,928,115)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                              315,117,741       12,781,539       53,705,222
  Shares sold -- Administrative Class (2)             267,085,382              N/A              N/A
  Shares issued in reinvestment of dividends --
    Administrative Class (2)                            2,351,192              N/A              N/A
  Shares redeemed -- Administrative Class (2)         (92,508,918 )            N/A              N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 ADMINISTRATIVE CLASS (2)                             176,927,656              N/A              N/A
  Shares sold -- Class E                            1,732,685,998      892,833,080              N/A
  Shares issued in reinvestment of dividends --
    Class E                                                     0                0              N/A
  Shares redeemed -- Class E                        (1,837,799,382)    (72,176,053)             N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS E                                             (105,113,384 )    820,657,027              N/A
  Shares sold -- Institutional Class                1,810,109,209      998,327,613    4,920,884,222
  Shares issued in reinvestment of dividends --
    Institutional Class                                 3,525,822          978,929        1,018,863
  Shares redeemed -- Institutional Class            (1,761,788,362) (1,090,336,130)  (4,417,665,197)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                   51,846,669      (91,029,588)     504,237,888
  Shares sold -- Service Class                      2,944,938,308    2,043,006,904    3,893,787,080
  Shares issued in reinvestment of dividends --
    Service Class                                       1,738,759          348,407          227,942
  Shares redeemed -- Service Class                  (3,062,972,733) (2,900,254,375)  (3,555,407,931)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 SERVICE CLASS                                       (116,295,666 )   (856,899,064)     338,607,091

(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

(3) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH TREASURY MONEY MARKET MUTUAL AND OVERLAND U.S. TREASURY MONEY MARKET FUNDS. SEE NOTE 1.

---------------------
28

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund (two of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended March 31, 1998, the six months ended March 31, 1997, and the year ended September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, and May 4, 1994, expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
30

                                                                STAGECOACH FUNDS

-----------------------------------------
SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
The following proposal was passed by the required majority of shareholders of the indicated Predecessor Funds at Special Shareholders' meetings held on November 20, (as adjourned to) November 26, 1997, for the purpose of voting on the proposal.

To approve a proposed Agreement and Plan of Consolidation providing for the transfer of the assets and stated liabilities of specific Overland portfolios to corresponding investment portfolios of Stagecoach Funds, Inc., in exchange for shares of equal value of designated classes of the Stagecoach Funds.

 MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
762,058,656    14,169,803   38,749,594

 U.S. TREASURY MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
263,531,114    19,173,338   11,758,105

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
32

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
34

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC MMAC ANR (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

                     [LOGO]
                                               -C- 1998 Stagecoach Funds